INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Disclosure of deferred taxes
The components of net deferred tax liability are presented as follows:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Non-capital losses (Canada)	$64	$60
Capital losses (Canada)	33	33
Net operating losses (United States)	465	351
Non-capital losses (foreign)	141	107
Tax credit carryforwards	27	27
Foreign currency	—	10
Other	42	43
	772	631
Deferred income tax (liabilities):
Properties	(3,630)	(3,146)
	(3,630)	(3,146)
Net deferred tax (liability)	$(2,858)	$(2,515)

The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2019	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2020
Deferred tax assets	$631	$231	$(35)	$—	$8	$(63)	$772
Deferred tax (liabilities)	(3,146)	(393)	—	—	(91)	—	(3,630)
Net deferred tax (liability)	$(2,515)	$(162)	$(35)	$—	$(83)	$(63)	$(2,858)

		Recognized in
(US$ Millions)	Dec. 31, 2018	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2019
Deferred tax assets	$516	$117	$—	$(7)	$5	$—	$631
Deferred tax (liabilities)	(2,894)	(149)	(7)	—	(35)	(61)	(3,146)
Net deferred tax (liability)	$(2,378)	$(32)	$(7)	$(7)	$(30)	$(61)	$(2,515)

Disclosure of deferred income taxes and deductible temporary differences
The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Unused tax losses - gross
Net operating losses (United States)	$24	$287
Net operating losses (foreign)	409	428
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$433	$715

Schedule of components of income tax expense benefit
The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2020	2019	2018
Current income tax expense	$58	$164	$299
Deferred income tax expense (benefit)	162	32	(218)
Income tax expense	$220	$196	$81

Schedule of income tax rates

Years ended Dec. 31,	2020	2019	2018
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(35)%	(14)%	(10)%
Non-controlling interests in income of flow-through entities	8%	(4)%	(11)%
Change in tax rates applicable to temporary differences in other jurisdictions	(8)%	(3)%	(5)%
Other	(3)%	—%	2%
Effective income tax rate	(12)%	5%	2%